Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments
28.
Fair value of financial instruments
a.
Fair value of financial instruments

IFRS Accounting Standards as issued by the IASB defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

b.
Fair value of the Group's financial assets and financial liabilities measured at fair value on a recurring basis

Some of the Group's financial assets and financial liabilities are measured at fair value at the end of each reporting period. The following table gives information about how the fair values of these financial assets and financial liabilities are determined (in particular, the valuation technique(s) and inputs used).

Financial assets/ financial liabilities	2024	2025	Fair value hierarchy	Valuation technique(s) and key input(s)
Non-derivative financial assets at FVTOCI (Note 11)	22,898	237,573	Level 1	Quoted prices in an active market.
Non-derivative financial assets at FVTOCI (Note 11)	1,463,463	908,299	Level 2	Quoted prices in markets that are not active.
Non-derivative financial assets at FVTOCI (Note 11)	3,261	9,347	Level 3	DCF method with weighted average discount ratio 14.1%
Unlisted equity investments classified as financial assets at FVTOCI	60	63	Level 3	Adjusted net assets based on most recent published financial statements of unlisted companies with discount for marketability and liquidity. Discount ratios varies from 10% to 30%.
Derivative financial assets (Note 11)	17,149	747	Level 2

DCF method. Future cash flows
are estimated based on forward
exchange rates (from observable
forward exchange rates at the
end of the reporting period) and
contract forward rates, discounted
at a rate that reflects the credit
risk of various counterparties.

Investment funds at FVPTL (Note 11)	—	21,717	Level 2	Quoted prices in markets that are not active.
Derivative financial liabilities (Note 22)	262	7,059	Level 2

DCF method. Future cash flows are
estimated based on forward
exchange rates (from observable
forward exchange rates at the
end of the reporting period)
and contract forward rates,
discounted at a rate that
reflects the credit risk of
various counterparties.

As at 31 December 2024, the fair value of the investment securities in Level 2 includes short-term and long-term sovereign debt securities of KZT 356,712 million and KZT 820,340 million, respectively.

As at 31 December 2025, the fair value of the investment securities in Level 2 includes short-term and long-term sovereign debt securities of KZT 177,483 million and KZT 589,517 million, respectively. Those investment securities are by nature and for regulatory purposes treated as high quality liquid assets, but are classified as Level 2 due to insufficient trading on regulated market.

The reconciliation of Level 3 fair value measurements of financial assets is presented as follows:

Fair value through other comprehensive income
	Unquoted debt securities	Total

1 January 2024	2,322	2,322
Total gains or losses
- in profit or loss	—	—
- in other comprehensive income	939	939
Purchases	—	—
Issues	—	—
Disposals/settlements	—	—
Transfer into level 3	—	—
Transfers out of level 3	—	—

31 December 2024	3,261	3,261
Total gains or losses
- in profit or loss	—	—
- in other comprehensive income	6,086	6,086
Purchases	—	—
Issues	—	—
Disposals/settlements	—	—
Transfer into level 3	—	—
Transfers out of level 3	—	—

31 December 2025	9,347	9,347

During the twelve months ended 31 December 2025, there were no transfers between Level 1, Level 2 and Level 3.

c.
Fair value of financial assets and financial liabilities that are not measured at fair value on a recurring basis (but fair value disclosures are required).

Except as detailed in the following table, management of the Group considers that the carrying amount of financial assets and financial liabilities recognized in the consolidated financial statements approximate their fair values.

	2024
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	37,908	37,330	Level 2
Loans to customers	5,746,600	5,663,357	Level 3
Due to banks	24,474	24,474	Level 2
Customer accounts	6,561,950	6,515,258	Level 2
Debt securities issued	51,050	49,838	Level 2
Subordinated debt	62,416	60,645	Level 2
Trade liabilities	22,454	22,454	Level 3

	2025
	Carrying amount	Fair value	Fair value hierarchy

Due from banks	51,951	51,220	Level 2
Loans to customers	7,172,162	7,315,342	Level 3
Due to banks	16,183	16,183	Level 2
Customer accounts	7,531,286	7,463,854	Level 2
Debt securities issued	331,992	342,495	Level 2
Subordinated debt	161	161	Level 2
Trade liabilities	346,401	346,401	Level 3

Assets and liabilities for which fair value approximates carrying value

For financial assets and liabilities that have a short-term maturity (less than 3 months), it is assumed that the carrying amounts approximate to their fair value. This assumption is also applied to demand deposits and savings accounts without a maturity.

Due from banks

The estimated fair value of term due from banks is determined by discounting the contractual cash flows using interest rates currently offered for due from banks with similar terms.

Loans to customers

Loans to individual customers are made at fixed rates. The fair value of fixed rate loans has been estimated by reference to the market rates available at the reporting date for loans with similar maturity profile.

Due to banks

The estimated fair value of due to banks is determined by discounting the contractual cash flows using interest rates currently offered for due to banks with similar terms.

Customer accounts

The estimated fair value of term deposits is determined by discounting contractual cash flows using interest rates currently offered for deposits with similar terms. For current accounts which are non-interest bearing, the Group considers fair value to equal carrying value, which is equivalent to the amount payable on the balance sheet date.

Debt securities issued, subordinated debt

Debt securities issued and subordinated debt are valued using quoted prices.

Trade liabilities

Trade liabilities are short-term in nature, it is assumed that the carrying values approximate to their fair value.